long-term debt - TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities (Details) $ in Millions, $ in Millions	6 Months Ended	12 Months Ended		36 Months Ended
	Jun. 30, 2023 CAD ($) item	Dec. 31, 2024	Dec. 31, 2023	Jan. 03, 2028	Jun. 30, 2023 USD ($) item	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CAD ($)
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Long-term debt	$ 26,588					$ 25,037		$ 21,628
Interest obligations	$ 214					$ 206
Lease liabilities
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Weighted average interest rate	5.00%				5.00%
TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility					$ 1,985.0		$ 2,000.0
Undrawn borrowing facilities					$ 325.0		1,258.0
Number of financial ratio tests | item	2				2
Percentage of principal advance required to be repaid each year of the term of the agreement	5.00%
TELUS International (Cda) Inc. credit facility | Minimum
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Operating cash flow to debt service ratio	1.50
TELUS International (Cda) Inc. credit facility | Maximum
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Leverage ratio		3.75	4.25	3.25
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Fixed interest rate	2.60%				2.60%
Amortizing amount, convertible					$ 443.0
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative | U.S. Dollars
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Derivative Exchange Rate	1.088
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative | European euro
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Derivative Exchange Rate	1.00
Other
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Fixed interest rate	3.30%				3.30%
Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility					$ 800.0		800.0
Undrawn borrowing facilities					$ 325.0		658.0
Weighted average interest rate	7.20%				7.20%
Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility					$ 1,185.0		1,200.0
Undrawn borrowing facilities							600.0
Telus Corporation | TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding					119.0		53.0
Telus Corporation | Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility					800.0
Outstanding					34.0		10.0
TELUS Corporation, share of lending, as a percent	7.20%
Telus Corporation | Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility					1.2
Outstanding					85.0		43.0
Other lenders | TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding					1,541.0		689.0
Other lenders | Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding					441.0		132.0
Other lenders | Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding					$ 1,100.0		557.0
WillowTree | Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Undrawn borrowing facilities							525.0
WillowTree | Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Undrawn borrowing facilities							$ 600.0